LEASE LIABILITY (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Lease Liability
2027	$ 68
2028	92
Total	160
Less: Interest	(22)
Total lease liability	138
Lease liability - current	65
Lease liability - non-current	$ 73